LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Loan Commitments Financial Guarantees And Similar Instruments
The table below summarizes the total risk represented by loan commitments, financial guarantees and similar instruments:

The table below summarizes the total risk represented by loan commitments, financial guarantees and similar instruments:

	R$ thousands
	On December 31, 2022	On December 31, 2021
Commitments to extend credit (1)	318,281,881	309,104,025
Financial guarantees (2)	97,960,932	83,467,093
Letters of credit for imports	793,921	1,233,034
Total	417,036,734	393,804,152
(1)	It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and
(2)	It refers to guarantees mostly provided for Corporate customers.